Financial and Non-Financial Assets and Liabilities by Currency (Tables)	12 Months Ended
Dec. 31, 2023
Financial and Non-Financial Assets and Liabilities by Currency Disclosure [Abstract]
Schedule of Financial and Non-Financial Assets and Liabilities by Currency
As of December 31, 2023	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	26,261,745	21,221,806	145,584	5,592,918	42,300	176,380	3,988	18,085	16,225	19,698	53,498,729
Non-Financial assets	1,829,555	30,487	13,710	344,211	23	1,287	1	—	—	38	2,219,312
Total Assets	28,091,300	21,252,293	159,294	5,937,129	42,323	177,667	3,989	18,085	16,225	19,736	55,718,041

Liabilities
Financial liabilities	29,850,279	10,782,723	278	6,191,536	9,951	195,818	291,397	226,389	5,716	729,348	48,283,435
Non-Financial liabilities	1,266,125	1,538	721	80,322	47	3,811	6	12	5	74	1,352,661
Total Liabilities	31,116,404	10,784,261	999	6,271,858	9,998	199,629	291,403	226,401	5,721	729,422	49,636,096

Mismatch of Financial Assets and Liabilities (*)	(3,588,534)	10,439,083	145,306	(598,618)	32,349	(19,438)	(287,409)	(208,304)	10,509	(709,650)	5,215,294
(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.
As of December 31, 2022	CLP	CLF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	27,012,865	19,647,323	118,265	6,163,957	40,693	191,526	2,646	13,243	14,491	19,116	53,224,125
Non-Financial assets	1,535,470	25,186	4,625	318,509	23	911	—	—	—	5	1,884,729
Total Assets	28,548,335	19,672,509	122,890	6,482,466	40,716	192,437	2,646	13,243	14,491	19,121	55,108,854

Liabilities
Financial liabilities	29,120,073	10,769,265	233	6,826,028	23,466	237,470	364,359	194,286	3,485	751,216	48,289,881
Non-Financial liabilities	1,262,132	347	355	122,150	28	2,106	56	37	117	208	1,387,536
Total Liabilities	30,382,205	10,769,612	588	6,948,178	23,494	239,576	364,415	194,323	3,602	751,424	49,677,417

Mismatch of Financial Assets and Liabilities (*)	(2,107,208)	8,878,058	118,032	(662,071)	17,227	(45,944)	(361,713)	(181,043)	11,006	(732,100)	4,934,244
(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.